UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment   [ x ]; Amendment number: [ 21 ]
This Amendment (Check only one):  [  ] is a restatement.
                                  [ X ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:        The Southern Fiduciary Group Inc.
Address:     2325 Crestmoor Road, Suite 202
             P.O. Box 158947
             Nashville, Tennessee 37215

Form 13F File Number:  28-2983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ernest Williams III, C.F.A.
Title:   President
Phone:   615-383-7701

Signature, Place, and Date of Signing

Ernest Williams III        Nashville, TN    April 28, 2005
   [Signature]             [City, State]        [Date]

Report Type (Check only one.):

[ x  ] 13F Holdings Report
[    ] 13F Notice
[    ] Combination Report

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:      NONE
FORM 13F INFORMATION TABLE ENTRY TOTAL:  35
FORM 13F INFORMATION TABLE VALUE TOTAL (X $1,000): $199,018
LIST OF OTHER INCLUDED MANAGERS:
                                      NONE



      COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
                           TITLE OF             VALUE       SHARES/     SH/    INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT     PRN    DSCRETN   MNGERS    SOLE    SHARED    NONE
------------------------------------- -------  --------    ------------------   -----    ------  ---------------------------

Am Retirement Corp            COM    028913101       28684     1972753    SH     SOLE     None    946233     0      1026520
Bancorp South                 COM    059692103         248       12000    SH     SOLE     None     12000     0            0
Belo Corp Cl A                COM    080555105        4389      181806    SH     SOLE     None     74916     0       106890
Berkshire Hath Cl B           COM    084670207       21806        7635    SH     SOLE     None      3186     0         4449
Berry Petroleum 'A'           COM    085789105        6660      129450    SH     SOLE     None     52370     0        77080
Coca-Cola Co                  COM    191216100         233        5600    SH     SOLE     None      3800     0         1800
Correc Crp of Am              COM    22025Y100        4556      118033    SH     SOLE     None     34594     0        83439
Fairfax Financial Hldg        COM    303901102       23718      158648    SH     SOLE     None     61150     0        97498
General Electric              COM    369604103         321        8900    SH     SOLE     None         0     0         8900
Gillette Co                   COM    375766102        1310       25948    SH     SOLE     None      6200     0        19748
GTECH Holdings                COM    400518106       15286      649636    SH     SOLE     None    273652     0       375984
HCC Ins Hldgs                 COM    404132102        5365      148368    SH     SOLE     None     56508     0        91860
Intl Flavor & Fragrn          COM    459506101         756       19128    SH     SOLE     None      9300     0         9828
LabOne                        COM    50540L105       22660      657195    SH     SOLE     None    310827     0       346368
Lee Enterprises               COM    523768109        1750       40330    SH     SOLE     None     22030     0        18300
Legacy Hotels                 COM    524919107        3537      623300    SH     SOLE     None    165800     0       457500
Leucadia Natl Corp            COM    527288104         922       26849    SH     SOLE     None     13200     0        13649
Level 3 Communications        COM    52729N100        1705      827785    SH     SOLE     None    400000     0       427785
Loews Corp                    COM    540424108        9448      128480    SH     SOLE     None     34600     0        93880
McCormick & Co                COM    579780206         516       15000    SH     SOLE     None     15000     0            0
Media General                 COM    584404107         272        4400    SH     SOLE     None      1000     0         3400
Natl Health Investors         COM    63633D104       10108      389064    SH     SOLE     None     86081     0       302983
Natl Health Realty            COM    635905102         566       30425    SH     SOLE     None     21877     0         8548
Natl Healthcare Corp          COM    635906100         805       23521    SH     SOLE     None     21877     0         1644
Pall Corp                     COM    696429307        5274      194460    SH     SOLE     None     56500     0       137960
Ryerson Tull Inc              COM    783755101        1166       92006    SH     SOLE     None      5560     0        86446
Scripps E W Co Cl A           COM    811039106        1753       35966    SH     SOLE     None     23690     0        12276
Syntroleum Corp               COM    871630109       11144      910457    SH     SOLE     None    416535     0       493922
Tidewater Inc                 COM    886423102        7504      193100    SH     SOLE     None     70900     0       112220
Trustmark Corp                COM    898402102         272        9364    SH     SOLE     None      9364     0            0
Vulcan Materials              COM    929160109         887       15600    SH     SOLE     None      6000     0         9600
Wal-Mart Stores               COM    931142103         506       10105    SH     SOLE     None         0     0        10105
Washington Post 'B'           COM    939640108         634         709    SH     SOLE     None         0     0          709
Wesco Financial               COM    950817106         636        1651    SH     SOLE     None      1651     0            0
White Mountain Insur          COM    G9618E107        3621        5950    SH     SOLE     None      1200     0         4750

TOTAL                                               199018